ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 7,666	$ 2,450
Accrued liabilities and other	4,645	2,693
Accounts payable and accrued liabilities	$ 12,311	$ 5,143